Business Combinations (2010 Acquisitions) (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended		11 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 18, 2010 Ku6 Holding [Member]	Nov. 26, 2009 Ku6 Holding [Member]	Dec. 31, 2010 Ku6 Holding [Member]	Dec. 31, 2010 Ku6 Holding [Member]	Jan. 18, 2010 Ku6 Holding [Member] Replace the options issued by Ku6 Holding [Member]	Nov. 26, 2009 Ku6 Holding [Member] Ordinary Shares [Member]	Jan. 18, 2010 Ku6 Holding [Member] Ordinary Shares [Member]	Jan. 18, 2010 Ku6 Holding [Member] Ordinary Shares [Member] Replace the options issued by Ku6 Holding [Member]	Nov. 26, 2009 Ku6 Holding [Member] Ordinary Shares [Member] Replace the options issued by Ku6 Holding [Member]
Business Acquisition [Line Items]
Date of share purchase agreement					Nov. 26, 2009
Ordinary shares issued, shares									723,684,204			44,438,100
Percentage of equity interest owned				100.00%
Total fair value of shares issued								$ 1,773,080		$ 28,900,000
Share-based compensation cost in relation to acquisition of Ku6 Holding Limited	0	0	1,284,766	1,284,766
Weighted average amortization period of identifiable intangible assets acquired upon consolidation											18 years 2 months 12 days
Liabilities from contingencies						1,631,359	1,631,359
Consolidated revenue for acquired period						14,101,171
Consolidated net loss for acquired period						45,165,985
Amortization of acquired intangible assets, pro forma information							$ 1,851,951